REGULATORY MATTERS (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Parent Company Member
Regulatory Capital Requirements Amount Details [Abstract]
Total Capital (to Risk-Weighted Assets)	€ 9,890,974	€ 8,418,339	€ 7,645,015
Tier 1 Capital (to Risk-Weighted Assets)	9,625,821	8,418,339	6,832,099
Total Capital (to Risk-Weighted Assets)	4,267,725	4,107,116	3,773,468
Tier 1 Capital (to Risk-Weighted Assets)	2,133,862	2,053,558	1,886,734
Regulatory Capital Requirements Ratio Details [Abstract]
Total Capital (to Risk-Weighted Assets)	18.50%	16.40%	16.20%
Tier 1 Capital (to Risk-Weighted Assets)	18.00%	16.40%	14.50%
Total Capital (to Risk-Weighted Assets)	8.00%	8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	4.00%	4.00%	4.00%
Nbg Group Member
Regulatory Capital Requirements Amount Details [Abstract]
Total Capital (to Risk-Weighted Assets)	9,311,414	7,590,412	6,481,075
Tier 1 Capital (to Risk-Weighted Assets)	8,958,703	7,590,412	6,256,592
Total Capital (to Risk-Weighted Assets)	5,455,878	5,392,548	5,015,689
Tier 1 Capital (to Risk-Weighted Assets)	€ 3,409,922	€ 3,370,343	€ 3,134,806
Regulatory Capital Requirements Ratio Details [Abstract]
Total Capital (to Risk-Weighted Assets)	13.70%	11.30%	10.30%
Tier 1 Capital (to Risk-Weighted Assets)	13.10%	11.30%	10.00%
Total Capital (to Risk-Weighted Assets)	8.00%	8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.00%	5.00%	5.00%